Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Derivative financial assets and liabilities
Derivative financial assets and liabilities

16    Derivative financial assets and liabilities

The breakdown of financial derivatives is as follows:

	2022	2021
Assets
Financial derivatives
Swap Geekie (a)	—	861
	—	861
Current	—	301
Non-current	—	560

	2022	2021
Liabilities
Financial derivative
Swap Geekie (a)	8,193	—
Put option (b)	105,654	223,561
	113,847	223,561
Current	3,693	—
Non-current	110,154	223,561
(a)	On November 11, 2021, the Company’s subsidiary, Geekie, entered into swap contracts to protect a foreign currency loan, with maturities between February 2022 to October 2024, which the asset end receives, on average, dollar plus 2.45% per annum and in the liability position pays, on average, CDI plus 1.7% per annum. During the year ended December 31, 2022, the Company recognized a net financial expense of R$ 11,528 as fair value adjustment in the statement of income or loss. See Note 15 for further information on the loan.
(b)	Dragoneer and General Atlantic have a put option to convert their investment in the Company’s senior notes into Class A shares of the Company. The fair value of the put option is calculated using the Black & Scholes method as of December 31, 2022 and 2021.

The Company recognized an initial put option of R$ 639,876 (equivalent to US$117,907 at the inception date) separated from the fair value of the total compound financial instrument issued, comprising the senior notes and the put option. Any adjustment to the fair value is recognized as finance income/costs in the statement of income or loss. See Note 15 for further information on the convertible notes.